Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and due from banks	$ 4,662	$ 4,233
Interest-bearing demand deposits	9,653	7,308
Cash and cash equivalents	14,315	11,541
Available-for-sale securities	44,959	39,766
Loans, net of allowance for loan losses of $2,122 and $2,341 at December 31, 2017 and 2016, respectively	366,467	354,380
Premises and equipment	11,740	11,884
Federal Home Loan Bank stock	4,164	4,164
Foreclosed assets held for sale, net	397	335
Accrued interest receivable	993	840
Deferred federal income taxes	349	850
Bank-owned life insurance	12,114	11,822
Other assets	3,834	2,436
Total assets	459,332	438,018
Deposits
Demand	237,980	203,745
Savings	82,169	81,825
Time	65,817	53,233
Total deposits	385,966	338,803
Securities sold under repurchase agreements	11,085	9,393
Federal Home Loan Bank advances	10,022	39,855
Subordinated debentures	4,124	4,124
Interest payable and other liabilities	4,240	3,202
Total liabilities	415,437	395,377
Stockholders' Equity
Preferred stock, no par value, authorized 2,000,000 shares; no shares issued	0	0
Common stock, $1 par value; authorized 10,000,000 shares; issued 2017 - 5,435,304 shares, 2016 - 5,425,304 shares; outstanding 2017 - 5,244,105, 2016 - 5,208,015	5,435	5,425
Additional paid-in capital	18,020	18,024
Retained earnings	23,260	22,483
Stock held by deferred compensation plan; 2017 - 185,355 shares, 2016 - 211,509 shares	(1,671)	(1,880)
Unearned ESOP compensation	(683)	(911)
Accumulated other comprehensive income (loss)	(420)	(454)
Treasury stock, at cost 2017 - 5,744 shares, 2016 - 5,744 shares	(46)	(46)
Total stockholders' equity	43,895	42,641
Total liabilities and stockholders' equity	$ 459,332	$ 438,018